Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses for which no deferred tax asset recognised	$ 51,677	$ 45,149	$ 43,076
2026 [Member]
Unused tax losses for which no deferred tax asset recognised	1,116
2027 [Member]
Unused tax losses for which no deferred tax asset recognised	3,511
2028 [Member]
Unused tax losses for which no deferred tax asset recognised	5,500
2029 [Member]
Unused tax losses for which no deferred tax asset recognised	3,547
2030 [Member]
Unused tax losses for which no deferred tax asset recognised	3,605
2031 [Member]
Unused tax losses for which no deferred tax asset recognised	3,915
2032 [Member]
Unused tax losses for which no deferred tax asset recognised	6,741
2033 [Member]
Unused tax losses for which no deferred tax asset recognised	2,271
2034 [Member]
Unused tax losses for which no deferred tax asset recognised	6,554
2035 [Member]
Unused tax losses for which no deferred tax asset recognised	3,634
2036 [Member]
Unused tax losses for which no deferred tax asset recognised	2,682
2037 [Member]
Unused tax losses for which no deferred tax asset recognised	2,340
2038 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 6,261